                                                  PFL
                                                VARIABLE
                                                ANNUITY
                                                  FUND

                                           [LOGO APPEARS HERE]

                                               Letter to
                                            Contract Owners
                                                  and
                                           Semi-Annual Report
                                        for the Six Months Ended
                                             June 30, 1997



                                     [LOGO OF PFL LIFE APPEARS HERE]




[LOGO OF PFL LIFE APPEARS HERE]

          PFL LIFE


      INSURANCE COMPANY
4333 EDGEWOOD ROAD NORTHEAST
    CEDAR RAPIDS, IOWA 52499

                              [LOGO APPEARS HERE]

                           LETTER TO CONTRACT OWNERS

To Our Contract Owners:

The report of the PFL Variable Annuity for the six months ended June 30, 1997 is enclosed for your review.

If you have any questions concerning your contract, please call the Annuity Service Center at 800-634-4672 or write to the following address:

                         PFL Life Insurance Company
                         Variable Annuity Dept.
                         4333 Edgewood Road Northeast
                         Cedar Rapids, Iowa 52499

We welcome your inquiries into other tax-deferred products offered by PFL Life. It is a privilege to serve you and help you prepare for your retirement. Please let us know if we can be of further assistance to you.

Sincerely,

/s/ William L. Busler

William L. Busler
President
PFL LIFE INSURANCE COMPANY

PFL VARIABLE ANNUITY FUND II

BALANCE SHEET

JUNE 30, 1997 (UNAUDITED)



ASSETS
 Investment in Lexington Growth
  & Income Fund, Inc., at
  current market value
  (Note 2)............................................................ $574,521
                                                                       ========
LIABILITIES
 Contract terminations payable........................................ $    165
 Accrued mortality and
  expense risk charges
  (Note 5)............................................................ $    433
                                                                       --------
 Total Liabilities.................................................... $    598

CONTRACT OWNERS'
 EQUITY
 Deferred annuity contracts
  terminable by owners
  (Notes 3 and 6)..................................................... $573,923
                                                                       --------
                                                                       $574,521
                                                                       ========



                                 See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

NET INVESTMENT INCOME
 Income:
  Dividends.............................................................  $   528
 Expenses:
  Mortality
  and expense risk
  charges (Note 5)......................................................   (2,446)
                                                                          -------
  Net investment
   income...............................................................   (1,918)
                                                                          -------
NET REALIZED AND UNREALIZED
CAPITAL GAIN (LOSS) FROM INVESTMENTS
 Net realized capital gain
  from sales of investments:
  Proceeds from sales...................................................   18,911
  Cost of investments
   sold.................................................................   15,319
                                                                          -------
  Net realized gain from sales of investments...........................    3,592
                                                                          -------
 Unrealized appreciation/depreciation
  of investments:
  Beginning of
   period...............................................................   83,203
  End of period.........................................................  166,223
                                                                          -------
  Net change in
  unrealized
  appreciation/depreciation
  of investments........................................................   83,020
                                                                          -------
 Net realized and
  unrealized capital
  gain (loss) from
  investments...........................................................   86,612
                                                                          -------
INCREASE FROM OPERATIONS................................................  $84,694
                                                                          =======

                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTHS ENDED JUNE 30, 1997 AND
YEAR ENDED DECEMBER 31, 1996 (UNAUDITED)

                                                                1997     1996
                                                              --------  -------
OPERATIONS
 Net investment
  income..................................................... $(1,918)   29,219
 Net realized and
  unrealized capital
  gain (loss) from
  investments................................................   86,612   75,661
                                                              --------  -------
  Increase (decrease)
   from operations...........................................   84,694  104,880
                                                              --------  -------
CONTRACT
TRANSACTIONS
 Decrease from
  contract terminations,
  withdrawals and other
  deductions.................................................  (16,259) (31,879)
                                                              --------  -------
Net increase (decrease)
 in contract
 owners' equity..............................................   68,435   73,001
CONTRACT OWNERS'
EQUITY
 Beginning of period.........................................  505,488  432,487
                                                              --------  -------
 End of period............................................... $573,923  505,488
                                                              ========  =======


                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II

NOTES TO FINANCIAL STATEMENTS

1.ORGANIZATION AND SUMMARY OF
  SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION--PFL VARIABLE ANNUITY FUND II ("FUND II") IS A SEGREGATED INVESTMENT ACCOUNT OF PFL LIFE INSURANCE COMPANY (PFL LIFE), AN INDIRECT, WHOLLY- OWNED SUBSIDIARY OF AEGON USA, INC. ("AUSA"), A HOLDING COMPANY. AUSA IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF AEGON N.V., A HOLDING COMPANY ORGANIZED UNDER THE LAWS OF THE NETHERLANDS. FUND II IS REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AS A UNIT INVESTMENT TRUST PURSUANT TO PROVISIONS OF THE INVESTMENT COMPANY ACT OF 1940.

  INVESTMENT--FUND II IS INVESTED SOLELY IN SHARES OF LEXINGTON GROWTH & INCOME FUND, INC., (THE "MUTUAL FUND"), AN OPEN-END DIVERSIFIED MANAGEMENT INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940.

  Investments are stated at the closing net asset value per share on June 30, 1997.

  Unrealized gains or losses from investment in the mutual fund are credited or charged to contract owners' equity.

  Realized capital gains or losses from sale of shares in the mutual fund are determined on the first-in, first-out basis.

  DIVIDEND INCOME--DIVIDENDS RECEIVED FROM THE MUTUAL FUND INVESTMENT ARE REINVESTED TO PURCHASE ADDITIONAL MUTUAL FUND SHARES.

2.INVESTMENT

  A summary of the mutual fund investment at June 30, 1997 follows:

       NUMBER        NET ASSET
     OF SHARES         VALUE           MARKET
        HELD         PER SHARE         VALUE           COST
     ----------      ---------        --------       --------
     ----------       ------          --------       --------
     26,354.176       $21.80          $574,521       $408,298
     ==========       ======          ========       ========

PFL VARIABLE ANNUITY FUND II

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.CONTRACT OWNERS' EQUITY

  A summary at June 30 of deferred annuity contracts terminable by owners follows:

                                                   JUNE 30, 1997 Dec. 31, 1996
                                                   ------------- -------------
   Accumulation units owned by individuals........  42,051.9932   43,352.4226
   Unit value.....................................   $13.647927    $11.659978
                                                    -----------   -----------
   Deferred annuity contracts terminable by
    owners........................................     $573,923      $505,488
                                                    ===========   ===========

4.TAXES

  Operations of Fund II form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of Fund II are accounted for separately from other operations of PFL Life for purposes of federal income taxation. Fund II is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of Fund II, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5.INSURANCE RISK CHARGES

  PFL Life deducts a daily charge equal to an annual rate of 0.9% of the value of the contract owner's individual account as a charge for mortality and expense risk assumed by PFL Life.

6.NET ASSETS

  At June 30, 1997 contract owners' equity was comprised of:

   Unit transactions, accumulated net investment income and realized capital gains...................................................  $407,700
   Adjustment for appreciation to market value......................  $166,223
                                                                      --------
   Total Contract Owners' Equity....................................  $573,923
                                                                      ========